Financial instruments and risk management	9 Months Ended
Sep. 30, 2026
Financial Instruments and Risk Management [Abstract]
Disclosure of financial instruments [text block]
4 FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.1 Financial risks management
4.1.1 Overview
In the nine-month period ended September 30, 2026, there were no transfers of financial instruments between Levels 1, 2 and 3 of the fair value hierarchy and there were no significant changes in the financial risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2025 (Note 4), except for those mentioned in Note 3.2.
The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedging policy.
4.1.2 Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	09/30/2026	12/31/2025
Assets
Amortized cost
Cash and cash equivalents	9	13,406,218	15,179,753
Trade accounts receivable	11	8,469,460	6,560,607
Other assets (1)		1,079,301	595,069
		22,954,979	22,335,429
Fair value through other comprehensive income
Investments (2)	18.1	743,848	901,181
		743,848	901,181
Fair value through profit or loss
Derivative financial instruments (3)	4.5.1	13,156,135	9,571,661
Marketable securities (4)	10	8,151,855	10,252,454
Call option (5)	1.2.1	803,040
		22,111,030	19,824,115
		45,809,857	43,060,725
Liabilities
Amortized cost
Trade accounts payable	21	8,728,141	5,141,386
Loans, financing and debentures	22.1	97,842,847	94,801,257
Lease liabilities	23.2	7,127,247	6,929,890
Dividends payable		7,351	1,393,121
Other liabilities (1)		393,944	236,724
		114,099,530	108,502,378
Fair value through other comprehensive income
Derivative financial instruments (3)	4.5.1	15,244
		15,244
Fair value through profit or loss
Derivative financial instruments (3)	4.5.1	7,512,705	9,341,349
		7,512,705	9,341,349
		121,627,479	117,843,727
		75,817,622	74,783,002
(1)Includes only items classified as financial instruments.
(2)Investments in publicly traded companies are classified as Level 1 in the fair value hierarchy and total R$711,601 as of September 30, 2026 (R$865,986 as of December 31, 2025). Investments in privately held companies are classified as Level 3 and total R$32,247 as of September 30, 2026 (R$35,195 as of December 31, 2025).
(3)Financial instruments classified as Level 2 in the fair value hierarchy.
(4)Government securities are financial instruments classified as Level 1 in the fair value hierarchy and total R$ 1,344,419 as of September 30, 2026 (R$1,274,439 as of December 31, 2025). Private securities, investment funds, and other financial investments are classified as Level 2 in the fair value hierarchy and total R$ 6,807,436 as of September 30, 2026 (R$8,978,015 as of December 31, 2025).
(5)Refers to the call option over the remaining equity interest held by non-controlling shareholders, associated with the transaction described in Note 1.2.1 and classified within Level 3 of the fair value hierarchy. The fair value of the option was estimated using a Monte Carlo simulation model, which considered prospective scenarios for the value of the investee, taking into account assumptions related to projected EBITDA, volatility, the risk-free rate, and the contractual adjustments contemplated in determining the exercise price. The measurement is sensitive, among other factors, to the discount rate applied in the valuation model, which may be affected by changes in macroeconomic conditions, perceptions of business risk, and the cost of capital required by market participants. Considering an isolated 1 percentage point change in this rate, with all other assumptions held constant, the fair value of the option would be impacted by R$77,141.
4.1.3 Fair value of loans and financing
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	09/30/2026	12/31/2025
Quoted in the secondary market
In foreign currency
Bonds (1)	Secondary Market	37,233,909	42,223,976
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	16,571,351	18,404,795
Assets Financing	SOFR	193,395	277,172
IFC - International Finance Corporation	SOFR	5,372,365	5,442,675
ECA - Export Credit Agency	SOFR	1,864,955	1,979,202
Panda Bonds - CNY	Fixed	1,976,248	1,964,329
Term Loan Syndicated Facility	EURIBOR	6,818,702
In local currency
BNDES – TJLP	DI 1	32,489	95,167
BNDES – TLP	DI 1	4,211,994	4,193,766
BNDES – Fixed	DI 1	61,115
BNDES – TR	DI 1	85,261	90,356
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	69,750	547,000
BNDES – UMBNDES	DI 1	34,580	253,500
Assets Financing	DI 1	39,066	49,911
Debentures	DI 1/IPCA	11,397,761	10,873,596
NCE (“Export Credit Notes”)	DI 1	107,926	105,865
NCR (“Rural Credit Notes”)	DI 1	5,580,245	5,520,478
CPR ("Rural Product Notes")	DI 1	3,035,723	1,472,697
ECO INVEST – Agroindustrial Credit	DI 1	451,266	334,422
		95,138,101	93,828,907
(1) The fair value presented in the Financial Statements as of December 31, 2025 did not include one of the 2029 Bond series, in the amount of R$ 5,568,313. Considering the inclusion of this amount, the fair value previously reported as of December 31,2025, in the amount of R$ 36,655,663, was revised to R$ 42,223,976.
The book values of loans and financing are disclosed in Note 22.1.
Management considers that, for its other financial assets and liabilities measured at amortized cost, their book values approximate their fair values, and therefore the fair value information is not being presented.
4.2 Liquidity risk management
As disclosed in the financial statements for the year ended December 31, 2025 (Note 4), the Company’s purpose is to maintain a strong cash and marketable securities position to meet its financial and operating commitments. The amount held in cash is intended to cover the expected outflows in the normal course of its operations, while the cash surplus is generally invested in highly liquid financial investments according to the Cash Management Policy.
The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequencies. During the nine-month period ended September 30, 2026, the variations in cash and marketable securities were as expected, and the cash generated from operations was mostly used for investments and debt service.
All derivative financial instruments were traded over the counter and do not require deposit guarantee margins.
The remaining contractual maturities of financial liabilities are presented as of the balance sheet date. The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

						09/30/2026
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	8,728,141	8,728,141	8,728,141
Loans, financing and debentures	97,842,847	133,508,868	7,374,277	10,114,333	65,061,024	50,959,234
Lease liabilities	7,127,247	12,004,117	1,638,904	1,347,389	3,323,841	5,693,983
Derivative financial instruments	7,527,949	13,270,486	1,268,117	1,042,840	3,959,783	6,999,746
Dividends payable	7,351	7,351	7,351
Other liabilities	393,944	427,242	172,650	238,424	16,168
	121,627,479	167,946,205	19,189,440	12,742,986	72,360,816	63,652,963

						12/31/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,141,386	5,141,386	5,141,386
Loans, financing and debentures	94,801,257	136,586,565	5,690,098	16,894,643	46,428,491	67,573,333
Lease liabilities	6,929,890	13,281,230	2,761,632	1,235,951	3,161,325	6,122,322
Derivative financial instruments	9,341,349	13,741,567	1,139,273	849,920	3,815,705	7,936,669
Dividends payable	1,393,121	1,393,121	1,393,121
Other liabilities	236,724	256,992	69,458	111,323	76,211
	117,843,727	170,400,861	16,194,968	19,091,837	53,481,732	81,632,324
4.3 Credit risk management
In the nine-month period ended September 30, 2026, there were no significant changes in the credit risk management policies compared to those disclosed in the annual financial statements for the year ended of December 31, 2025 (Note 4).
4.4 Market risk management
In the nine-month period ended September 30, 2026, there were no significant changes in the market risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2025 (Note 4).
4.4.1 Exchange rate risk management
As disclosed in the financial statements for the year ended December 31, 2025 (Note 4), the Company enters into US$ selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over a 36-month time horizon and therefore, are matched to the availability of currency for sale in the short term.
Additionally, the Company enters into derivative financial instruments linked to other currencies in order to align the foreign exchange index of its debt with the currency in which it generates cash flows, in accordance with its financial risk management policies. The assets and liabilities exposed to foreign currency risk, are presented below:

	Sensitivity analysis Exchange rate risk (Effect on profit or loss)
	Base value Probable 09/30/2026	Possible (25%)	Remote (50%)
Cash and cash equivalents	8,575,216	(2,143,804)	(4,287,608)
Marketable securities	271,405	(67,851)	(135,703)
Trade accounts receivable	6,650,540	(1,662,635)	(3,325,270)
Trade accounts payable	(4,465,489)	(1,116,372)	(2,232,745)
Loans and financing	(70,939,688)	(17,734,922)	(35,469,844)
Other liabilities	(46,252)	(11,563)	(23,126)
Derivative financial instruments
Derivative options	3,013,886	(4,321,580)	(8,588,587)
Derivative swaps	1,855,586	(3,741,488)	(7,441,409)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	8,423	(146,150)	(293,534)
Embedded derivatives	210,360	(152,255)	(304,509)
Commodity derivatives	328,911	(82,259)	(164,493)
Forward contracts	24,893	(120,439)	(240,878)
For market risk analysis, the Company uses scenarios to evaluate both its asset and liability positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the conversion into Brazilian Reais on the balance sheet date. For the calculation of the mark-to-market (“MtM”) price, the exchange rate of the last business day of the period is used.
This analysis below assumes that all other variables, particularly the interest rates, remain constant. The other scenarios considered the variation of the Brazilian Real against the US$ by 25% and 50%, before taxes, based on the base scenario on September 30, 2026.
4.4.2 Interest rate risk management
Fluctuations in interest rates could increase or reduce the costs of new loans and existing contracted operations.
The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow due to fluctuations in interest rates in Brazil or abroad.

	Sensitivity analysis Interest rate risk (Effect on profit or loss)
	Base value Probable 09/30/2026	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	2,829,959	(96,572)	(193,145)
Marketable securities	5,489,681	(187,335)	(374,671)
Loans and financing	8,182,406	(279,225)	(558,449)
Derivative financial instruments
Derivative options	3,013,886	(495,011)	(949,434)
Derivative swaps	1,855,585	(512,489)	(924,836)
TJLP
Loans and financing	34,960	(799)	(1,598)
IPCA
Marketable securities	1,344,419	(15,394)	(30,787)
Loans and financing	14,926,206	(170,905)	(341,810)
SOFR
Loans and financing	22,631,659	(220,659)	(441,317)
Derivative swaps	1,812,582	(154,070)	(301,271)
EURIBOR
Loans and financing	6,831,051	(44,692)	(89,384)
For its market risk analysis, the Company uses scenarios to evaluate the sensitivity of changes in operations impacted by the following rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Long Term Rate ("TLP"), Special System for Settlement and Custody (“SELIC”), SOFR and EURIBOR, which could impact the results. The probable scenario represents the amounts already booked, as they reflect Management’s best estimates.
This analysis assumes that all other variables, particularly exchange rates, will remain constant. The other scenarios considered an exposure of 25% and 50% in market interest rates before taxes.
4.4.2.1 Sensitivity analysis to changes in the consumer price indices of the US economy
For the measurement of the probable scenario, the United States Consumer Price Index (“US-CPI”) was considered on September 30, 2026. The probable scenario was extrapolated considering an appreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively.
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	09/30/2026
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	210,360	(31,615)	(68,057)
4.4.3 Pulp and commodity price risk management
The Company is primarily exposed to the selling prices of pulp and other commodities in the international market. The dynamics of rising and falling production capacities in the global market and macroeconomic conditions may impact the Company´s operating results.
To manage these exposures, the Company continuously monitors hardwood pulp prices and analyses future trends, updating its projections to support the adoption of preventive measures under a range of market scenarios. There is no sufficiently liquid financial market capable of adequately mitigating the risk associated with a significant portion of the Company’s operations. Hardwood pulp price protection instruments available on the market have low volume and high levels of distortion in price formation.
Another significant exposure relates to international oil prices, reflected in export logistical costs, and indirectly in costs of supplies and services. In such cases, the Company evaluates whether to contract derivative financial instruments to mitigate the risk of price variations in its results, in accordance with the Company's hedging policy.
The Company is also exposed to the risk of fluctuations in electricity market prices as a result of a Virtual Power Purchase Agreement (VPPA). The financial settlement of this agreement is determined based on the difference between the contractually agreed price and the prevailing market price of electricity, reflecting movements in market prices. This exposure is monitored in accordance with the Company's risk management guidelines.
4.5 Derivative financial instruments
The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.
Details of derivative financial instruments and their respective calculation methodologies are disclosed in the annual financial statements for the year ended December 31, 2025 (Note 4).
4.5.1 Outstanding derivatives by contract type, including embedded derivatives
The positions of outstanding derivatives are set forth below:

		Notional value (1)		Fair value in R$
	Currency	09/30/2026	12/31/2025	09/30/2026	12/31/2025
Debt hedges
Assets
Swap CDI to Fixed	BRL	12,461,384	8,788,534	2,775,687	2,525,172
Swap SOFR to Fixed	USD	2,330,816	2,400,260	948,548	492,458
Swap IPCA to CDI	BRL	13,945,882	11,059,169	2,069,121	1,549,779
Pre-fixed Swap to CDI	BRL	2,145,863	2,400,000	1,686,589	1,562,789
Swap CDI to SOFR	BRL	3,399,600	3,399,600	808,112	915,431
Swap RMB to Fixed	RMB	2,600,000	2,600,000	597,172	509,116
				8,885,229	7,554,745
Liabilities
Swap CDI to Fixed	USD	2,345,159	1,635,783	(1,724,042)	(2,686,614)
Swap SOFR to Fixed	USD	2,330,816	2,400,260	(460,741)	(400,210)
Swap IPCA to CDI	BRL	12,964,215	10,466,620	(2,491,014)	(2,210,556)
Pre-fixed Swap to CDI	BRL	2,145,863	2,400,000	(1,221,693)	(1,554,427)
Swap CDI to SOFR	USD	660,171	660,171	(688,371)	(1,080,537)
Swap RMB to Fixed	USD	362,736	362,736	(443,782)	(473,828)
				(7,029,643)	(8,406,172)
				1,855,586	(851,427)
Cash flow hedge
Zero Cost Collar (US$ x R$)	USD	4,763,750	6,156,400	3,013,886	979,705
NDF (R$ x US$)	USD	105,000	90,000	8,423	24,355
Forward Contracts	USD	304,000		24,893
				3,047,202	1,004,060
Commodity Hedge and other
Swap US-CPI (standing wood) (2)	USD	148,782	153,342	210,360	112,058
Zero Cost Collar (Brent)	USD	233,655	359,677	328,911	(33,279)
Power purchase agreement (VPPAs) (3)	USD	154,913		186,127
Swap VLSFO/Brent	USD		1,217		(1,100)
				725,398	77,679
				5,628,186	230,312

Current assets	4,108,590	1,556,978
Non-current assets	9,047,545	8,014,683
Current liabilities	(1,192,092)	(1,205,029)
Non-current liabilities	(6,335,857)	(8,136,320)
	5,628,186	230,312
(1)The notional amounts reflect exclusively the remaining months of the hedge and do not include the financial settlements that remain outstanding for the subsequent period.
(2)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.
(3)Refers to a virtual power purchase agreement (VPPA), under which financial settlement is determined based on the difference between the contractually agreed price and the market price of electricity.
The variation in the fair values of derivatives on September 30, 2026 compared to the fair values measured on December 31, 2025 are explained substantially by the appreciation of the Brazilian Real against the US$ and by settlements during the period. There were also impacts caused by the variations in the Pre Fixed, Foreign Exchange Coupon and SOFR curves in the operations.
It is important to highlight that the outstanding agreements on September 30, 2026 are over-the-counter market operations, without any type of collateral margin or forced early settlement clause due to variations from market marking.
4.5.2 Fair Value Maturity Schedule (net amounts)

	09/30/2026	12/31/2025
2026	848,821	351,949
2027	2,871,637	674,290
2028	595,737	96,273
2029 onwards	1,311,991	(892,200)
	5,628,186	230,312

4.5.3 Fair value settled amounts
The settled derivatives positions are set forth below:

	09/30/2026	12/31/2025
Cash flow hedge
Zero Cost Collar (US$)	722,045	9,922
NDF (US$)	102,940	(15,388)
NDF (€ x US$)		(26)
Forward Contracts	7,637
	832,622	(5,492)
Commodity Hedge and other
Zero Cost Collar (Brent)	285,428	(712)
	285,428	(712)
Debt hedges
Swap CDI to Fixed (US$)	628,520	408,373
Swap IPCA to CDI (Brazilian Reais)	(434,890)	(321,139)
Swap Pre-Fixed to CDI	(509,820)
Swap RMB to fixed US$		(16,455)
Swap SOFR to SOFR (US$)		1,504
Swap CDI to SOFR (US$)	265,758	212,326
Swap SOFR to Fixed (US$)	67,034	252,250
	16,602	536,859
	1,134,652	530,655
4.6 Cybersecurity
Suzano has a Public Information Security Policy, which aims to establish guidelines regarding cyber security management and controls at Suzano, seeking to mitigate vulnerabilities, preserve and protect assets, mainly information and personal data, in accordance with current laws, regulations and contractual obligations, covering the confidentiality, integrity, availability, authenticity and legality of information. The Policy establishes responsibilities to avoid damages, which may represent financial impacts, image and reputation, exposure of information, interruption of operations, among other damages due to cyber-attacks.
For the nine-month period ended September 30, 2026, no material incidents associated with cybersecurity were identified that could affect the confidentiality, integrity and/or availability of the systems used by the Company.
4.7 Climate change
In the annual financial statements for the year ended December 31, 2025, the Company disclosed information on the risks and opportunities related to climate change and its sustainability strategy. In the nine-month period ended September 30, 2026, there were no significant changes in these risks. The update, during the period, to the status of sustainability targets linked to financial instruments—reflecting the achievement of the target for women in leadership positions and the non‑achievement of the GHG emissions intensity target—resulted mainly in the application of a 25‑basis‑point step‑up in the interest rate of the 2031 SLB, from 3.75% to 4.00%, effective June 16, 2026. The water withdrawal intensity target remains under measurement, with verification expected by the end of the 2026 fiscal year.
4.8 Capital management
The main objective is to strengthen the Company’s capital structure, aiming to maintain an appropriate level of financial leverage while mitigating risks that could affect the availability of capital for business development.
The Company continuously monitors significant indicators, such as consolidated financial leverage, which is the ratio of total net debt to adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).